  Institutional Class Prospectus Supplement


Morgan Stanley Institutional Fund Trust


 Supplement dated September 30, 2003 to the Institutional Class Prospectus dated January 31, 2003 of:

 Equity Portfolio

 Strategic Small Value Portfolio

 U.S. Mid Cap Core Portfolio

 U.S. Small Cap Core Portfolio

 Value Portfolio

--------------------------------------------------------------------------------
The Prospectus is hereby amended and supplemented to reflect certain changes to the "Approach," "Process," and/or "Principal Risks" sections of the Equity Portfolio, the Strategic Small Value Portfolio, the U.S. Mid Cap Core
Portfolio, the U.S. Small Cap Core Portfolio and the Value Portfolio.

Accordingly, the sections of the Prospectus titled "Approach," "Process" and/or "Principal Risks" are hereby revised as follows:

Equity Portfolio

The "Approach" section is hereby deleted in its entirety and replaced by the following:

   The Portfolio invests primarily in common stocks of large U.S. companies with market capitalizations generally greater than $1 billion. The Portfolio may invest, to a limited extent, in stocks of small companies and foreign equity securities, and may also invest in securities of foreign companies that are listed in the United States on a national exchange.

The first paragraph of the "Process" section is hereby deleted in its entirety and replaced by the following:

   The Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends.

Strategic Small Value Portfolio

The "Process" section is hereby deleted in its entirety and replaced by the following:

   The Adviser analyzes securities to identify stocks that are believed to be undervalued relative to the market place or similar companies. Sector weightings normally are kept within 10% of those of the Russell 2000 Value Index. For example, if the energy sector represents 15% of the Russell 2000 Value Index, then, as a general matter, the energy sector would represent between 5-25% of total Portfolio assets. There are currently more than a dozen sectors represented in the Russell 2000 Value Index including technology, heavy industry/transportation, health care, energy and basic resources. In determining whether securities should be sold, the Adviser considers factors such as high valuation relative to other investment opportunities or the market place and deteriorating fundamentals.

   Under normal circumstances, at least 80% of the Portfolio's assets will be invested in common stocks of companies traded on a U.S. securities exchange. A company is considered to be a small cap company if it has total market capitalization at the time of purchase of $4 billion or less. The market capitalization limit is subject to adjustment annually based upon the Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies. The Adviser may invest up to 5% of the Portfolio's assets in securities of foreign issuers, including emerging markets.

U.S. Mid Cap Core Portfolio

Effective September 30, 2003, the Board of Trustees of the Morgan Stanley Institutional Fund Trust approved changing the name of the "U.S. Mid Cap Core Portfolio" to "U.S. Mid Cap Value Portfolio." Accordingly, all references in the Prospectus to the "U.S. Mid Cap Core Portfolio" are now replaced with the "U.S. Mid Cap Value Portfolio."

The first sentence of the "Approach" section is hereby replaced by the following:

   The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index.

The "Process" section is hereby deleted in its entirety and replaced by the following:

   The Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends.

   Under normal circumstances, at least 80% of the Portfolio's assets will be invested in common stocks of companies traded on a U.S. securities exchange with capitalizations within the range of companies included in the Russell Midcap Value Index. As of June 30, 2003 these market capitalizations range between $462.44 million and $10.38 billion. The market capitalization limit is subject to adjustment annually based upon the Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of mid cap companies. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. This percentage limitation however, does not apply to securities of foreign companies that are listed in the United States on a national exchange.

The following paragraph is hereby added as the third paragraph of the "Principal Risks" section:

   Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

U.S. Small Cap Core Portfolio

Effective September 30, 2003, the Board of Trustees of the Morgan Stanley Institutional Fund Trust approved changing the name of the "U.S. Small Cap Core Portfolio" to "U.S. Small Cap Value Portfolio." Accordingly, all references in the Prospectus to the "U.S. Small Cap Core Portfolio" are now replaced with the "U.S. Small Cap Value Portfolio."

The first sentence of the "Approach" section is hereby replaced by the following:

   The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell 2000 Value Index.

  Institutional Class Prospectus Supplement



The "Process" section is hereby deleted in its entirety and replaced by the following:

   The Adviser analyzes securities to identify stocks that are believed to be undervalued relative to the market place or similar companies. Sector weightings normally are kept within 10% of those of the Russell 2000 Value Index. For example, if the energy sector represents 15% of the Russell 2000 Value Index, then, as a general matter, the energy sector would represent between 5-25% of total Portfolio assets. There are currently more than a dozen sectors represented in the Russell 2000 Value Index including technology, heavy industry/transportation, health care, energy and basic resources. In determining whether securities should be sold, the Adviser considers factors such as high valuation relative to other investment opportunities or the market place and deteriorating fundamentals.

   Under normal circumstances, at least 80% of the Portfolio's assets will be invested in common stocks of companies traded on a U.S. securities exchange. A company is considered to be a small cap company if it has total market capitalization at the time of purchase of $4 billion or less. The market capitalization limit is subject to adjustment annually based upon the Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies. The Adviser may invest up to 5% of the Portfolio's assets in securities of foreign issuers, including emerging markets.

Value Portfolio

The "Approach" section is hereby deleted and replaced in its entirety by the following:

   The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities, and may also invest in securities of foreign companies that are listed in the United States on a national exchange.

The "Process" section is hereby deleted in its entirety and replaced by the following:

   The Adviser begins with a universe of companies that have attributes that may qualify them as value companies. The Adviser then screens these companies for liquidity and then relative value using an appropriate valuation measure for each sector or industry. The Adviser evaluates the companies relative to competitive and market conditions within each industry. The Adviser then conducts a fundamental analysis of each company to identify those companies believed to be attractively valued relative to other companies within the industry. In determining whether securities should be sold, the Adviser considers fair valuations and deteriorating fundamentals.

The Prospectus is hereby amended and supplemented to reflect changes in the management of the Equity Portfolio, the Strategic Small Value Portfolio, the U.S. Mid Cap Value Portfolio, the U.S. Small Cap Value Portfolio and the Value Portfolio.

Accordingly, the section of the Prospectus titled "Fund Management--Portfolio Management" is hereby revised as follows:

   Equity Portfolio
   The Portfolio's assets are managed by the Equity Income Team. Current members of the team include James A. Gilligan, Managing Director, Thomas Bastian, Sergio Marcheli and James O. Roeder, Vice Presidents, and Vincent
   E. Vizachero, Associate.

   Strategic Small Value Portfolio
   The Portfolio's assets are managed by the Small/Mid-Cap Value Team. Current members of the team include Richard Glass, Vice President, and Sara Ogiony, Associate.

   U.S. Mid Cap Value Portfolio
   The Portfolio's assets are managed by the Equity Income Team. Current members of the team include James A. Gilligan, Managing Director, Thomas Bastian, Sergio Marcheli and James O. Roeder, Vice Presidents, and Vincent
   E. Vizachero, Associate.

   U.S. Small Cap Value Portfolio
   The Portfolio's assets are managed by the Small/Mid-Cap Value Team. Current members of the team include Richard Glass, Vice President, and Sara Ogiony, Associate.

   Value Portfolio
   The Portfolio's assets are managed by the Multi-Cap Value Team. Current members of the team include B. Robert Baker, Managing Director, and Jason Leder and Kevin Holt, Executive Directors.

Please retain this supplement for future reference.

  Adviser Class Prospectus Supplement


Morgan Stanley Institutional Fund Trust


 Supplement dated September 30, 2003 to the Adviser Class Prospectus dated January 31, 2003 of:

 Equity Portfolio

 U.S. Mid Cap Core Portfolio

 U.S. Small Cap Core Portfolio

 Value Portfolio

--------------------------------------------------------------------------------
The Prospectus is hereby amended and supplemented to reflect certain changes to the "Approach," "Process," and/or "Principal Risks" sections of the Equity Portfolio, the U.S. Mid Cap Core Portfolio, the U.S. Small Cap Core Portfolio and the Value Portfolio.

Accordingly, the sections of the Prospectus titled "Approach," "Process" and/or "Principal Risks" are hereby revised as follows:

Equity Portfolio

The "Approach" section is hereby deleted in its entirety and replaced by the following:

   The Portfolio invests primarily in common stocks of large U.S. companies with market capitalizations generally greater than $1 billion. The Portfolio may invest, to a limited extent, in stocks of small companies and foreign equity securities, and may also invest in securities of foreign companies that are listed in the United States on a national exchange.

The first paragraph of the "Process" section is hereby deleted in its entirety and replaced by the following:

   The Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends.

U.S. Mid Cap Core Portfolio

Effective September 30, 2003, the Board of Trustees of the Morgan Stanley Institutional Fund Trust approved changing the name of the "U.S. Mid Cap Core Portfolio" to "U.S. Mid Cap Value Portfolio." Accordingly, all references in the Prospectus to the "U.S. Mid Cap Core Portfolio" are now replaced with the "U.S. Mid Cap Value Portfolio."

The first sentence of the "Approach" section is hereby replaced by the following:

   The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index.

The "Process" section is hereby deleted in its entirety and replaced by the following:

   The Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends.

   Under normal circumstances, at least 80% of the Portfolio's assets will be invested in common stocks of companies traded on a U.S. securities exchange with capitalizations within the range of companies included in the Russell Midcap Value Index. As of June 30, 2003 these market capitalizations range between $462.44 million and $10.38 billion. The market capitalization limit is subject to adjustment annually based upon the Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of mid cap companies. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. This percentage limitation however, does not apply to securities of foreign companies that are listed in the United States on a national exchange.

The following paragraph is hereby added as the third paragraph of the "Principal Risks" section:

   Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

U.S. Small Cap Core Portfolio

Effective September 30, 2003, the Board of Trustees of the Morgan Stanley Institutional Fund Trust approved changing the name of the "U.S. Small Cap Core Portfolio" to "U.S. Small Cap Value Portfolio." Accordingly, all references in the Prospectus to the "U.S. Small Cap Core Portfolio" are now replaced with the "U.S. Small Cap Value Portfolio."

The first sentence of the "Approach" section is hereby replaced by the following:

   The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell 2000 Value Index.

The "Process" section is hereby deleted in its entirety and replaced by the following:

   The Adviser analyzes securities to identify stocks that are believed to be undervalued relative to the market place or similar companies. Sector weightings normally are kept within 10% of those of the Russell 2000 Value Index. For example, if the energy sector represents 15% of the Russell 2000 Value Index, then, as a general matter, the energy sector would represent between 5-25% of total Portfolio assets. There are currently more than a dozen sectors represented in the Russell 2000 Value Index including technology, heavy industry/transportation, health care, energy and basic resources. In determining whether securities should be sold, the Adviser considers factors such as high valuation relative to other investment opportunities or the market place and deteriorating fundamentals.

   Under normal circumstances, at least 80% of the Portfolio's assets will be invested in common stocks of companies traded on a U.S. securities exchange. A company is considered to be a small cap company if it has total market capitalization at the time of purchase of $4 billion or less. The market capitalization limit is subject to adjustment annually based upon the Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies. The Adviser may invest up to 5% of the Portfolio's assets in securities of foreign issuers, including emerging markets.

Value Portfolio

The "Approach" section is hereby deleted and replaced in its entirety by the following:

   The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities, and may also invest in securities of foreign companies that are listed in the United States on a national exchange.

  Adviser Class Prospectus Supplement



The "Process" section is hereby deleted in its entirety and replaced by the following:

   The Adviser begins with a universe of companies that have attributes that may qualify them as value companies. The Adviser then screens these companies for liquidity and then relative value using an appropriate valuation measure for each sector or industry. The Adviser evaluates the companies relative to competitive and market conditions within each industry. The Adviser then conducts a fundamental analysis of each company to identify those companies believed to be attractively valued relative to other companies within the industry. In determining whether securities should be sold, the Adviser considers fair valuations and deteriorating fundamentals.

The Prospectus is hereby amended and supplemented to reflect changes in the management of the Equity Portfolio, the U.S. Mid Cap Value Portfolio, the U.S. Small Cap Value Portfolio and the Value Portfolio.

Accordingly, the section of the Prospectus titled "Fund Management--Portfolio Management" is hereby revised as follows:

   Equity Portfolio
   The Portfolio's assets are managed by the Equity Income Team. Current members of the team include James A. Gilligan, Managing Director, Thomas Bastian, Sergio Marcheli and James O. Roeder, Vice Presidents, and Vincent
   E. Vizachero, Associate.

   U.S. Mid Cap Value Portfolio
   The Portfolio's assets are managed by the Equity Income Team. Current members of the team include James A. Gilligan, Managing Director, Thomas Bastian, Sergio Marcheli and James O. Roeder, Vice Presidents, and Vincent
   E. Vizachero, Associate.

   U.S. Small Cap Value Portfolio
   The Portfolio's assets are managed by the Small/Mid-Cap Value Team. Current members of the team include Richard Glass, Vice President, and Sara Ogiony, Associate.

   Value Portfolio
   The Portfolio's assets are managed by the Multi-Cap Value Team. Current members of the team include B. Robert Baker, Managing Director, and Jason Leder and Kevin Holt, Executive Directors.

Please retain this supplement for future reference.

  Investment Class Prospectus Supplement


Morgan Stanley Institutional Fund Trust


 Supplement dated September 30, 2003 to the Investment Class Prospectus dated January 31, 2003 of:

 Equity Portfolio

 U.S. Mid Cap Core Portfolio

 Value Portfolio

--------------------------------------------------------------------------------
The Prospectus is hereby amended and supplemented to reflect certain changes to the "Approach," "Process," and/or "Principal Risks" sections of the Equity Portfolio, the U.S. Mid Cap Core Portfolio and the Value Portfolio.

Accordingly, the sections of the Prospectus titled "Approach," "Process" and/or "Principal Risks" are hereby revised as follows:

Equity Portfolio

The "Approach" section is hereby deleted in its entirety and replaced by the following:

   The Portfolio invests primarily in common stocks of large U.S. companies with market capitalizations generally greater than $1 billion. The Portfolio may invest, to a limited extent, in stocks of small companies and foreign equity securities, and may also invest in securities of foreign companies that are listed in the United States on a national exchange.

The first paragraph of the "Process" section is hereby deleted in its entirety and replaced by the following:

   The Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends.

U.S. Mid Cap Core Portfolio

Effective September 30, 2003, the Board of Trustees of the Morgan Stanley Institutional Fund Trust approved changing the name of the "U.S. Mid Cap Core Portfolio" to "U.S. Mid Cap Value Portfolio." Accordingly, all references in the Prospectus to the "U.S. Mid Cap Core Portfolio" are now replaced with the "U.S. Mid Cap Value Portfolio."

The first sentence of the "Approach" section is hereby replaced by the following:

   The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index.

The "Process" section is hereby deleted in its entirety and replaced by the following:

   The Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends.

   Under normal circumstances, at least 80% of the Portfolio's assets will be invested in common stocks of companies traded on a U.S. securities exchange with capitalizations within the range of companies included in the Russell Midcap Value Index. As of June 30, 2003 these market capitalizations range between $462.44 million and $10.38 billion. The market capitalization limit is subject to adjustment annually based upon the Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of mid cap companies. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. This percentage limitation however, does not apply to securities of foreign companies that are listed in the United States on a national exchange.

The following paragraph is hereby added as the third paragraph of the "Principal Risks" section:

   Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

Value Portfolio

The "Approach" section is hereby deleted and replaced in its entirety by the following:

   The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities, and may also invest in securities of foreign companies that are listed in the United States on a national exchange.

The "Process" section is hereby deleted in its entirety and replaced by the following:

   The Adviser begins with a universe of companies that have attributes that may qualify them as value companies. The Adviser then screens these companies for liquidity and then relative value using an appropriate valuation measure for each sector or industry. The Adviser evaluates the companies relative to competitive and market conditions within each industry. The Adviser then conducts a fundamental analysis of each company to identify those companies believed to be attractively valued relative to other companies within the industry. In determining whether securities should be sold, the Adviser considers fair valuations and deteriorating fundamentals.

The Prospectus is hereby amended and supplemented to reflect changes in the management of the Equity Portfolio, the U.S. Mid Cap Value Portfolio and the Value Portfolio.

Accordingly, the section of the Prospectus titled "Fund Management--Portfolio Management" is hereby revised as follows:

   Equity Portfolio
   The Portfolio's assets are managed by the Equity Income Team. Current members of the team include James A. Gilligan, Managing Director, Thomas Bastian, Sergio Marcheli and James O. Roeder, Vice Presidents, and Vincent
   E. Vizachero, Associate.

   U.S. Mid Cap Value Portfolio
   The Portfolio's assets are managed by the Equity Income Team. Current members of the team include James A. Gilligan, Managing Director, Thomas Bastian, Sergio Marcheli and James O. Roeder, Vice Presidents, and Vincent
   E. Vizachero, Associate.

   Value Portfolio
   The Portfolio's assets are managed by the Multi-Cap Value Team. Current members of the team include B. Robert Baker, Managing Director, and Jason Leder and Kevin Holt, Executive Directors.

Please retain this supplement for future reference.

                       SUPPLEMENT DATED SEPTEMBER 30, 2003
                                       TO
                     THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 2003
                                       OF
                     MORGAN STANLEY INSTITUTIONAL FUND TRUST

     Effective September 30, 2003, the Board of Trustees of the Morgan Stanley Institutional Fund Trust approved changing the name of the "U.S. Mid Cap Core Portfolio" and the "U.S. Small Cap Core Portfolio" to "U.S. Mid Cap Value Portfolio" and "U.S. Small Cap Value Portfolio," respectively. Accordingly, all references in the Statement of Additional Information to the "U.S. Mid Cap Core Portfolio" and the "U.S. Small Cap Core Portfolio" are now replaced with the "U.S. Mid Cap Value Portfolio" and the "U.S. Small Cap Value Portfolio," respectively.